Quarterly Holdings Report
for
Fidelity® Disruptive Communications ETF
August 31, 2025
DRC-NPRT1-1025
1.9907226.102
Common Stocks - 99.6%
	Shares	Value ($)
CANADA - 2.1%
Communication Services - 2.1%
Diversified Telecommunication Services - 2.1%
Quebecor Inc Class B	62,136	1,888,037
CHINA - 5.7%
Communication Services - 1.4%
Interactive Media & Services - 1.4%
Tencent Holdings Ltd	17,015	1,301,962
Consumer Discretionary - 4.3%
Broadline Retail - 4.3%
Alibaba Group Holding Ltd ADR	11,407	1,539,945
PDD Holdings Inc Class A ADR (a)	18,972	2,280,814
		3,820,759
TOTAL CHINA		5,122,721
KOREA (SOUTH) - 1.5%
Communication Services - 1.5%
Interactive Media & Services - 1.5%
NAVER Corp	8,697	1,343,734
NETHERLANDS - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
NXP Semiconductors NV	2,859	671,435
SINGAPORE - 6.2%
Communication Services - 6.2%
Entertainment - 6.2%
Sea Ltd Class A ADR (a)	29,416	5,487,261
SPAIN - 2.0%
Communication Services - 2.0%
Diversified Telecommunication Services - 2.0%
Cellnex Telecom SA (b)(c)	51,578	1,833,766
TAIWAN - 4.4%
Information Technology - 4.4%
Semiconductors & Semiconductor Equipment - 4.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	17,241	3,980,430
UNITED STATES - 77.0%
Communication Services - 45.2%
Diversified Telecommunication Services - 0.3%
GCI LLC Class A	6,592	246,079
Entertainment - 16.5%
Liberty Media Corp-Liberty Formula One Class C (a)	16,980	1,696,302
Live Nation Entertainment Inc (a)	11,058	1,841,046
Netflix Inc (a)	1,840	2,223,180
ROBLOX Corp Class A (a)	15,750	1,962,293
Roku Inc Class A (a)	3,400	328,304
Spotify Technology SA (a)	2,384	1,625,602
Take-Two Interactive Software Inc (a)	7,372	1,719,666
Walt Disney Co/The	13,852	1,639,800
Warner Bros Discovery Inc (a)	145,564	1,694,365
		14,730,558
Interactive Media & Services - 16.7%
Alphabet Inc Class A	22,624	4,816,877
Meta Platforms Inc Class A	6,367	4,703,303
Pinterest Inc Class A (a)	62,720	2,297,434
Reddit Inc Class A (a)	13,740	3,092,599
		14,910,213
Media - 6.7%
EchoStar Corp Class A (a)(d)	24,459	1,511,321
Liberty Broadband Corp Class A (a)	32,963	1,999,865
Magnite Inc (a)	97,750	2,536,613
		6,047,799
Wireless Telecommunication Services - 5.0%
Gogo Inc (a)(d)	95,247	1,045,812
T-Mobile US Inc	13,803	3,478,218
		4,524,030
TOTAL COMMUNICATION SERVICES		40,458,679

Consumer Discretionary - 5.0%
Broadline Retail - 5.0%
Amazon.com Inc (a)	19,455	4,455,195
Industrials - 2.7%
Construction & Engineering - 0.9%
Dycom Industries Inc (a)	3,196	806,894
Ground Transportation - 1.8%
Uber Technologies Inc (a)	17,064	1,599,750
TOTAL INDUSTRIALS		2,406,644

Information Technology - 24.1%
Communications Equipment - 5.6%
Arista Networks Inc	36,574	4,994,180
IT Services - 3.4%
Cloudflare Inc Class A (a)	7,999	1,669,471
Twilio Inc Class A (a)	13,351	1,409,999
		3,079,470
Semiconductors & Semiconductor Equipment - 5.6%
NVIDIA Corp	28,726	5,003,495
Software - 7.4%
AppLovin Corp Class A (a)	1,786	854,762
Cadence Design Systems Inc (a)	5,487	1,922,809
Microsoft Corp	2,367	1,199,335
Servicenow Inc (a)	945	867,000
Synopsys Inc (a)	1,375	829,840
Zoom Communications Inc Class A (a)	12,173	991,126
		6,664,872
Technology Hardware, Storage & Peripherals - 2.1%
Apple Inc	8,064	1,871,976
TOTAL INFORMATION TECHNOLOGY		21,613,993

TOTAL UNITED STATES		68,934,511
TOTAL COMMON STOCKS (Cost $59,232,331)		89,261,895

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.36	391,738	391,816
Fidelity Securities Lending Cash Central Fund (e)(f)	4.36	1,271,570	1,271,698
TOTAL MONEY MARKET FUNDS (Cost $1,663,514)			1,663,514

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $60,895,845)	90,925,409
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(1,277,243)
NET ASSETS - 100.0%	89,648,166

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,833,766 or 2.0% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,833,766 or 2.0% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	662,012	1,264,671	1,534,867	3,590	-	-	391,816	391,738	0.0%
Fidelity Securities Lending Cash Central Fund	599,005	2,825,186	2,152,493	70	-	-	1,271,698	1,271,570	0.0%
Total	1,261,017	4,089,857	3,687,360	3,660	-	-	1,663,514

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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